ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2017	2018

Accrued payroll and staff welfare	$11,150	$12,716
Individual income tax withheld	593	487
VAT payable	271	880
Accrued professional fees	3,303	1,971
Accrued advertising fees	1,666	2,950
Credit card processing charges	483	441
Accrued sales return (2)	1,236	1,336
Others (1)	2,025	1,907
Total	$20,727	$22,688
(1)	Others mainly include deposits from vendors, current portion of minimum lease and accrued utilities.
(2)	Accrued sales return represents the estimated sales return at the end of each of the respective years. Movements during the respective years are as follows:

	Year ended December 31,
	2017	2018
Balance at January 1	$1,927	$1,236
Allowance for sales return accrued in the year	7,929	9,257
Utilization of accrued sales return allowance	(8,620)	(9,157)
Balance at December 31	$1,236	$1,336